CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Unearned Employee Stock Ownership Plan (ESOP) [Member]	Treasury shares [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Jun. 30, 2010	$ 86	$ 36,623	$ 31,216	$ (2,169)	$ (7,952)	$ 4	$ 57,808
Net income	0	0	1,756	0	0	0	1,756
Allocation of ESOP shares	0	(15)	0	180	0	0	165
Amortization expense of stock benefit plans	0	242	0	0	0	0	242
Compensation expense related to vesting stock options	0	57	0	0	0	0	57
Acquisition of shares for Treasury	0	0	0	0	(218)	0	(218)
Unrealized gains on securities designated as available for sale, net of related tax effects	0	0	0	0	0	(1)	(1)
Cash dividends of $0.40 per common share	0	0	(1,112)	0	0	0	(1,112)
Balance at Jun. 30, 2011	86	36,907	31,860	(1,989)	(8,170)	3	58,697
Net income	0	0	1,715	0	0	0	1,715
Allocation of ESOP shares	0	(37)	0	217	0	0	180
Acquisition of shares for Treasury	0	0	0	0	(135)	0	(135)
Unrealized gains on securities designated as available for sale, net of related tax effects							0
Cash dividends of $0.40 per common share	0	0	(1,604)	0	0	0	(1,604)
Balance at Jun. 30, 2012	$ 86	$ 36,870	$ 31,971	$ (1,772)	$ (8,305)	$ 3	$ 58,853